Leases (Tables)	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Leases Expenses

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,	March 31,
	2024	2025
Operating lease right-of-use assets, net	$606	$509

Lease liabilities - current	$544	$427
Lease liabilities – non-current	21	17
Total operating lease liabilities	$565	$444

The components of lease expenses were as follows:

	For the three months ended March 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$200	231
Interest of operating lease liabilities	14	6
Total Lease cost	$214	$237

Other information related to leases where the Group is the lessee is as follows:

	For the three months ended March 31,
	2024	2025

Weighted-average remaining lease term	1.00	0.42
Weighted-average discount rate	4.30%	4.11%

Schedule of Future Minimum Payments

As of March 31, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended March 31,	Operating Leases
Remainder of 2025	411
2026	40
Total lease payments	451
Less: imputed interest	(7)
Total	$444